Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables.
Schedule of trade and other receivables

	2025	2024
	US$’000	US$’000
Trade receivables	199,366	168,546
Other receivables	15,423	15,193
Other receivables – related parties [1]	2,852	—
	217,641	183,739
Prepayments	16,539	27,162
Tax recoverable	839	—
	235,019	210,901
Non-current	3,812	7,980
Current	231,207	202,921
	235,019	210,901
[1]	Related parties refer to corporations controlled by a shareholder of the Company.